UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $2,746,568 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   298703  5760907 SH       SOLE                  5760907
AMERIPRISE FINL INC            COM              03076C106    43528   839500 SH       SOLE    1              839500
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9     4217  6247400 PRN      SOLE                  6247400
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9      619   917600 PRN      SOLE    1              917600
BIOFUEL ENERGY CORP            COM              09064Y109    27914  6094661 SH       SOLE                  6094661
BIOFUEL ENERGY CORP            COM              09064Y109     6629  1447443 SH       SOLE    1             1447443
COVIDIEN LTD                   COM              G2552X108   131856  2979800 SH       SOLE                  2979800
COVIDIEN LTD                   COM              G2552X108    18594   420200 SH       SOLE    1              420200
DANA HOLDING CORP              COM              235825205     8856   885600 SH       SOLE                   885600
DANA HOLDING CORP              COM              235825205     1304   130400 SH       SOLE    1              130400
DISCOVER FINL SVCS             COM              254709108    46925  2866498 SH       SOLE                  2866498
DISCOVER FINL SVCS             COM              254709108     6915   422402 SH       SOLE    1              422402
ECHOSTAR CORP                  CL A             278768106    46059  1559191 SH       SOLE                  1559191
ECHOSTAR CORP                  CL A             278768106     6683   226225 SH       SOLE    1              226225
EINSTEIN NOAH REST GROUP INC   COM              28257U104    85458  9983469 SH       SOLE                  9983469
EINSTEIN NOAH REST GROUP INC   COM              28257U104     6420   750000 SH       SOLE    1              750000
EMPLOYERS HOLDINGS INC         COM              292218104    40606  2190200 SH       SOLE                  2190200
EMPLOYERS HOLDINGS INC         COM              292218104     2499   134800 SH       SOLE    1              134800
ENERGY PARTNERS LTD            COM              29270U105    13069  1380091 SH       SOLE                  1380091
ENERGY PARTNERS LTD            COM              29270U105     1907   201369 SH       SOLE    1              201369
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    12872  1381076 SH       SOLE                  1381076
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     1327   142398 SH       SOLE    1              142398
GUARANTY FINL GROUP INC        COM              40108N106    26788  2522374 SH       SOLE                  2522374
GUARANTY FINL GROUP INC        COM              40108N106     3887   365971 SH       SOLE    1              365971
HEALTH MGMT ASSOC INC NEW      CL A             421933102    97326 18398204 SH       SOLE                 18398204
HEALTH MGMT ASSOC INC NEW      CL A             421933102    14271  2697661 SH       SOLE    1             2697661
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   170220  5403807 SH       SOLE                  5403807
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    26241   833047 SH       SOLE    1              833047
M D C HLDGS INC                COM              552676108   179732  4104400 SH       SOLE                  4104400
M D C HLDGS INC                COM              552676108    14258   325600 SH       SOLE    1              325600
MBIA INC                       COM              55262C100      157    12880 SH       SOLE                    12880
MERCER INTL INC                COM              588056101     3192   457945 SH       SOLE                   457945
MERCER INTL INC                NOTE 8.500%10/1  588056AG6    16430 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   135846  4730000 SH       SOLE                  4730000
MI DEVS INC                    CL A SUB VTG     55304X104     7036   245000 SH       SOLE    1              245000
MICROSOFT CORP                 COM              594918104   370495 13054800 SH       SOLE                 13054800
MICROSOFT CORP                 COM              594918104    53644  1890200 SH       SOLE    1             1890200
PATRIOT COAL CORP              COM              70336T104    52537  1118533 SH       SOLE                  1118533
PATRIOT COAL CORP              COM              70336T104     7668   163246 SH       SOLE    1              163246
SAIC INC                       COM              78390X101    56451  3036611 SH       SOLE                  3036611
SAIC INC                       COM              78390X101     8319   447487 SH       SOLE    1              447487
SEARS HLDGS CORP               COM              812350106      117     1150 SH       SOLE                     1150
TARGET CORP                    COM              87612E106   371572  7331725 SH       SOLE                  7331725
TARGET CORP                    COM              87612E106    53919  1063906 SH       SOLE    1             1063906
TRIPLE-S MGMT CORP             CL B             896749108    18806  1065490 SH       SOLE                  1065490
TRIPLE-S MGMT CORP             CL B             896749108     2745   155500 SH       SOLE    1              155500
TYCO ELECTRONICS LTD           COM NEW          G9144P105     4487   130739 SH       SOLE                   130739
TYCO ELECTRONICS LTD           COM NEW          G9144P105      663    19317 SH       SOLE    1               19317
URS CORP NEW                   COM              903236107   110409  3377441 SH       SOLE                  3377441
URS CORP NEW                   COM              903236107    16265   497559 SH       SOLE    1              497559
US BIOENERGY CORP              COM              90342V109    11268  1909827 SH       SOLE                  1909827
US BIOENERGY CORP              COM              90342V109     1605   272041 SH       SOLE    1              272041
WALGREEN CO                    COM              931422109    66699  1751100 SH       SOLE                  1751100
WALGREEN CO                    COM              931422109     9481   248900 SH       SOLE    1              248900
WELLPOINT INC                  COM              94973V107    18369   416257 SH       SOLE                   416257
WELLPOINT INC                  COM              94973V107     2705    61300 SH       SOLE    1               61300